LEASES	12 Months Ended
Sep. 30, 2024
Leases
LEASES

6. LEASES

All of the Company’s right-of-use assets are operating leases related to its office premises. Details of the Company’s right-of-use assets and lease liabilities are as follows:

	September 30, 2024	September 30, 2023

Right-of-use assets	$-	$146,912

Lease liabilities
Balance, beginning of the year	$158,525	$244,906
Addition	-	-
Liability accretion	12,346	24,221
Lease payments	(113,638)	(110,602)
Termination of lease	(57,233)	-
Balance, end of the year	$-	$158,525
Current lease liabilities	$-	$77,069
Long-term lease liabilities	$-	$81,456
Weighted-average remaining lease term (in years)	-	2.17
Weighted-average discount rate	-%	12%

The following table presents the Company’s total lease cost.

	2024	2023

Operating lease cost	$63,200	$118,105
Variable lease expense	51,062	65,245
Sublease income	-	(25,390)
Net lease cost	$114,262	$157,960

The Company had one office lease agreement for its office premises for terms ending in November 2025. During the year ended September 30, 2024, the Company entered into a settlement agreement to terminate the office lease agreement. The termination resulted in a loss of $38,825, consisting of the settlement payment and the write-off of the remaining right-of-use asset and lease liability associated with the terminated lease.

PERMEX PETROLEUM CORPORATION

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

YEARS ENDED SEPTEMBER 30, 2024 AND 2023